Accounting Policy Changes - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Jan. 01, 2019	Jan. 01, 2018
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Lease liabilities	£ 14	£ 579
Trade Receivables
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Decrease in trade receivable				£ 45
Impact of IFRS 16
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Right-of-use assets			£ 565
Lease liabilities			£ 562
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16			5.60%
Adoption Of IFRS 9
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Impairment of financial assets	£ 38